Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 23: SUBSEQUENT EVENTS
On March 11, 2016, 1,200,000 shares of common stock were issued subsequent to the conversion of  3,000 shares of Series A Convertible Preferred Stock.
On March 9, 2016, the Company entered into a loan agreement with Navios Holdings, pursuant to which Navios Acquisition provided a revolving loan facility of up to $50,000 to Navios Holdings (the “Revolver”). The interest rate in respect of the Revolver will be based on LIBOR plus 3% per annum. The Revolver must be repaid by Navios Holdings on December 31, 2018. Navios Holdings may prepay the Revolver at any time prior to December 31, 2018, with any amounts prepaid available for re-borrowing. Navios Holdings may at any time permanently terminate the Revolver in full, or from time to time, permanently reduce, the Revolver in part. The Revolver will be guaranteed by Navios Holdings Europe Finance Inc. (the “Guarantor”), a wholly owned subsidiary of Navios Holdings, and will be secured by (i) a first priority pledge of all of the Guarantor's ownership interests in Navios Europe Holdings Inc. (the parent Company of Navios Europe I, in which Navios Holdings has 47.5% ownership interest) and (ii) a first priority pledge of 8,000,000 common units of Navios Partners owned by Navios Holdings.
On February 4, 2016, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2015 of $0.05 per share of common stock payable on March 23, 2016 to stockholders of record as of March 17, 2016. The declaration and payment of any further dividends remain subject to the discretion of the Board of Directors and will depend on, among other things, Navios Acquisition's cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations and such other factors as the Board of Directors may deem advisable.
On January 27, 2016, Navios Acquisition sold the Nave Lucida to an unaffiliated third party for a sale price of $18,228. Navios Acquisition prepaid $12,097 being the respective tranche of the Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB facility that was drawn to finance the Nave Lucida.
On January 6, 2016, Navios Acquisition redeemed, through the holder's put option, 100,000 shares of the puttable common stock and paid $1,000 to the holder upon redemption.